Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,394.34
Total Transaction Valuation	53,543,403.00
Total Offset Amount	0.00
Net Fee	$ 7,394.34
Offering Table N/A
Offset Table N/A	N/A